Principal joint ventures - Reconciliation of financial information for joint ventures by carrying value (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
– deferred tax liabilities	$ 3,673	$ 3,628
Investment in equity accounted units [member]
Disclosure Of Joint Ventures [Line Items]
– deferred tax liabilities	$ 413	$ 500